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                      Vanguard Funds Prospectus Supplement
         IMPORTANT INFORMATION ABOUT VANGUARD'S NEW EXCHANGE PRIVILEGES
                            EFFECTIVE MARCH 18, 2002

New exchange privileges for Vanguard's index funds and international funds apply to all types of shareholder accounts, including IRAs (with the exception of SIMPLE IRAs and SEP-IRAs) and other retirement accounts. The chart below details all of the Vanguard funds' exchange privileges, and generally replaces any exchange information contained in the accompanying prospectus. Please note that the Vanguard funds reserve the right to further amend their exchange privileges at any time, for any reason, and without prior notice to shareholders. In addition, please note that in the event of a conflict between the exchange privileges of two funds, the stricter policy will apply to the transaction.

------------------------------------------------------------------------------------------------------------------------
           EXCHANGE                        INDEX AND
           POLICIES                   INTERNATIONAL FUNDS*                          ALL OTHER FUNDS
------------------------------------------------------------------------------------------------------------------------
Exchanges OUT of a fund:       Permitted for all accounts by Web,           Permitted for all accounts by Web,
                               telephone, or mail, subject to these         telephone, or mail, subject to these
                               limitations:                                 limitations:
                               o     No telephone or Web exchanges          o  No more than two substantive
                                     between 2:30 p.m. and 4:00 p.m.,          "round trips" through a
                                     Eastern time, on business days.**         non-money-market fund during any
                                     Any exchange request placed during        12-month period.
                                     these hours will be rejected.          o  A "round trip" is a redemption
                               o     No more than two exchanges OUT            OUT of a fund (by any means)
                                     of a fund by telephone or Web             followed by a purchase back INTO
                                     request within any 12-month period.       the same fund (by any means).
                               o     Each fund reserves the right           o  Round trips must be at least
                                     to reject exchanges considered            30 days apart.
                                     excessive.                             o  "Substantive" means a dollar
                                                                               amount that Vanguard determines, in its
                                                                               sole discretion, could advsersely affect
                                                                               management of the fund.
 ----------------------------------------------------------------------------------------------------------------------
                                                                                (chart continued on back)

------------------------------------------------------------------------------------------------------------------------
           EXCHANGE                        INDEX AND
           POLICIES                   INTERNATIONAL FUNDS*                          ALL OTHER FUNDS
------------------------------------------------------------------------------------------------------------------------
                               Permitted for all accounts by Web,              Permitted for all accounts by web,
                               telephone, or mail, subject to these            telephone, or mail, subject to the
Exchanges INTO a fund:         limitations:                                    limitations described above.
                               o     No telephone or Web exchanges
                                     between 2:30 p.m. and 4:00 p.m.,
                                     Eastern time, on business days.**
                                     Any exchange request placed during these
                                     hours will be rejected.
                                o    Each fund reserves the right to reject
                                     exchanges considered excessive.
------------------------------------------------------------------------------------------------------------------------


This policy does not affect your ability to redeem shares by telephone, Web, or mail at any time.


*These funds include:
Vanguard(R) 500 Index Fund                       Vanguard(R) International Growth Fund
Vanguard(R) Balanced Index Fund                  Vanguard(R) International Value Fund
Vanguard(R) Calvert Social Index(TM) Fund        Vanguard(R) Mid-Cap Index Fund
Vanguard(R) Developed Markets Index Fund         Vanguard(R) Pacific Stock Index Fund
Vanguard(R) Emerging Markets Stock Index Fund    Vanguard(R) REIT Index Fund
Vanguard(R) European Stock Index Fund            Vanguard(R) Small-Cap Index Fund
Vanguard(R) Extended Market Index Fund           Vanguard(R) Small-Cap Growth Index Fund
Vanguard(R) Growth and Income Fund               Vanguard(R) Small-Cap Value Index Fund
Vanguard(R) Growth Index Fund                    Vanguard(R)Total International Stock Index Fund
                                                 Vanguard(R) Total Stock Market Index Fund
                                                 Vanguard(R)  Value Index Fund


**In the event of scheduled early market closings of the New York Stock Exchange, the end-of-day restrictions will be adjusted to 1.5 hours prior to the scheduled close. For example, on days when the market closes at 1:00 p.m., Eastern time, the cut-off for phone and Web transactions will be 11:30 a.m., Eastern time.











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Vanguard Marketing Corporation, Distributor.                   PSIEP 012002
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